Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued Expenses consist of the following:

	June 30,	December 31,
	2013	2012

Commission payable-Junket Agents	$13,679,856	$12,314,860
Management fee payable-related party (Note 12)	515,710	567,684
Management and Directors' compensation	607,396	502,437
Accrued Acquisition Costs- Oriental VIP room (Note 11)	1,133,850	-
Accrued Rights Offering Costs (Note 12)	2,015,152	-
Others	1,277,717	706,742

	$19,229,681	$14,091,723